Retirement Benefits - Reconciliation of Changes in Plans' Benefit Obligation, Fair Value of Assets and Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans - U.S.
Schedule Of Pension And Other Postretirment Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Total accumulated benefit obligation at end of period	$ 1,068	$ 1,278
Change in benefit obligation:
Benefit obligations at beginning of period	1,284	1,159
Service cost	4	4	6
Interest cost	59	62	63
Plan amendments	0	0
Actuarial (gain) loss	(92)	(121)
Foreign currency exchange rate changes	0	0
Curtailment / settlement (gain) loss	(311)	0
Net transfer in / (out)	0	0
Benefits paid	55	62
Benefit obligations at end of period	1,073	1,284	1,159
Change in plan assets:
Fair value of plan assets at beginning of period	957	927
Actual return on plan assets, less plan expense	139	10
Foreign currency exchange rate changes	0	0
Company contributions	74	82
Settlements	(311)	0
Acquisitions / (Divestitures)	0	0
Benefits paid	55	62
Fair value of plan assets at end of period	804	957	927
Funded status at end of period	(269)	(327)
United Kingdom Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Total accumulated benefit obligation at end of period	4,730	4,518
Change in benefit obligation:
Benefit obligations at beginning of period	4,518	4,381
Service cost	0	0	0
Interest cost	215	243	250
Plan amendments	0	0
Actuarial (gain) loss	(177)	(235)
Foreign currency exchange rate changes	211	(12)
Curtailment / settlement (gain) loss	(74)	(40)
Net transfer in / (out)	0	0
Benefits paid	317	289
Benefit obligations at end of period	4,730	4,518	4,381
Change in plan assets:
Fair value of plan assets at beginning of period	5,434	4,827
Actual return on plan assets, less plan expense	210	920
Foreign currency exchange rate changes	251	(32)
Company contributions	48	48
Settlements	(74)	(40)
Acquisitions / (Divestitures)	0	0
Benefits paid	317	289
Fair value of plan assets at end of period	5,552	5,434	4,827
Funded status at end of period	822	916
Rest Of World Foreign Pension Plans Defined Benefit [Member]
Schedule Of Pension And Other Postretirment Benefits Changes In Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Total accumulated benefit obligation at end of period	891	757
Change in benefit obligation:
Benefit obligations at beginning of period	803	760
Service cost	19	19	18
Interest cost	38	41	39
Plan amendments	1	0
Actuarial (gain) loss	(124)	(68)
Foreign currency exchange rate changes	23	(25)
Curtailment / settlement (gain) loss	(3)	0
Net transfer in / (out)	1	(10)
Benefits paid	51	50
Benefit obligations at end of period	955	803	760
Change in plan assets:
Fair value of plan assets at beginning of period	278	297
Actual return on plan assets, less plan expense	20	(1)
Foreign currency exchange rate changes	7	(6)
Company contributions	49	44
Settlements	0	0
Acquisitions / (Divestitures)	0	(6)
Benefits paid	51	50
Fair value of plan assets at end of period	303	278	297
Funded status at end of period	(652)	(525)
Postretirement Benefits Other than Pension - U.S.
Change in benefit obligation:
Benefit obligations at beginning of period	357	396
Service cost	1	1	1
Interest cost	16	20	23
Plan amendments	0	(91)
Actuarial (gain) loss	6	(67)
Foreign currency exchange rate changes	0	0
Curtailment / settlement (gain) loss	(1)	0
Plan participant contributions	1	3
Benefits paid	38	39
Benefit obligations at end of period	330	357	396
Change in plan assets:
Fair value of plan assets at beginning of period	0	0
Company contributions	37	36
Plan participant contributions	1	3
Settlements	0	0
Benefits paid	38	39
Fair value of plan assets at end of period	0	0	0
Funded status at end of period	(330)	(357)
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Change in benefit obligation:
Benefit obligations at beginning of period	105	99
Service cost	1	1	1
Interest cost	5	5	6
Plan amendments	3	0
Actuarial (gain) loss	7	(13)
Foreign currency exchange rate changes	3	(3)
Curtailment / settlement (gain) loss	0	(3)
Plan participant contributions	0	0
Benefits paid	7	7
Benefit obligations at end of period	103	105	99
Change in plan assets:
Fair value of plan assets at beginning of period	0	0
Company contributions	7	8
Plan participant contributions	0	0
Settlements	0	(1)
Benefits paid	7	7
Fair value of plan assets at end of period	0	0	0
Funded status at end of period	$ (103)	$ (105)